Other receivables (Tables)	12 Months Ended
Mar. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Other Current Receivables

(EUR thousand)	As of March 31
Other receivables	2025	2024
Payment solutions receivables	29,781	20,760
VAT receivables	16,798	11,017
Advances and deposits	10,090	7,861
Other current receivables	4,558	4,322
Government grants	1,401	1,290
Withholding taxes	—	1,980
Derivative financial instruments	—	1,684
Total	62,628	48,914